CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 937,781	$ 1,243,638	$ 1,675,875
Expenses
Advertising and promotion	82,907	212,930	271,164
Audit and legal	82,014	84,354	63,962
Consulting fees	90,000	90,000	104,000
Depreciation	7,776	15,216	15,918
Directors' remuneration	12,000	12,000	12,000
Office and miscellaneous	72,142	82,316	74,077
Printing	8,068	17,579	26,245
Provision for bad and doubtful debts	51,112	(30,472)	55,917
Rent and operating	145,356	139,509	135,049
Salaries and benefits	491,519	695,639	635,260
Seminar operating expense	0	620	763
Stock based compensation	25,841	59,404	140,042
Telephone	13,747	18,808	27,339
Travel and entertainment	113,293	215,379	117,240
Operating Expenses, Total	(1,195,775)	(1,613,282)	(1,678,976)
Other income (loss)
Interest and sundry income	20,390	37,775	37,671
Gain (loss) on available-for-sale securities	6,451	50,193	(5,995)
Foreign exchange gain (loss) and other losses	(89,108)	35,294	(28,348)
Equity pick up	(197,276)	166,735	192,399
Other income (loss), net	(259,543)	289,997	195,727
Income (loss) before income taxes	(517,537)	(79,647)	192,626
Deferred tax recovery (expense)	(3,857)	(49,284)	(54,586)
Net income (loss) for the year	(521,394)	(128,931)	138,040
Other comprehensive income
Unrealized gain or loss on available-for-sale securities	(45,536)	22,309	(3,015)
Currency translation adjustments	1,216	13,359	(2,550)
Comprehensive income (loss)	(44,320)	35,668	(5,565)
Net income (loss) attributable to:
Common stockholders	(490,238)	(85,088)	198,966
Non-controlling interests	(31,156)	(43,843)	(60,926)
Net income (loss) for the year	(521,394)	(128,931)	138,040
Net comprehensive income (loss) attributable to:
Common stockholders	(535,774)	(49,722)	173,194
Non-controlling interests	(29,940)	(43,541)	(40,719)
Comprehensive income (loss), net of tax, including portion attributable to noncontrolling interest	$ (565,714)	$ (93,263)	$ 132,475
Earning (loss) per share - basic (in dollars per share)	$ (0.05)	$ (0.01)	$ 0.01
Earning (loss) per share - diluted (in dollars per share)	$ (0.05)	$ (0.01)	$ 0.01
Weighted average number of common shares outstanding
- basic (in dollars)	10,950,000	10,950,000	10,950,000
- diluted (in dollars)	10,950,000	10,950,000	11,404,862